FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS - Summary of Changes in Fair Value of Company's Total Contingent Consideration (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 52,000,000	$ 108,840,000
Ending balance	0	52,000,000
Significant Unobservable Inputs (Level 3)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	52,000,000	108,840,000
Change in fair value of contingent consideration - short term		(8,985,000)
Change in fair value of contingent consideration - long term	(52,000,000)	(47,855,000)
Ending balance	$ 0	$ 52,000,000